Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 52,268,716	$ 7,233,623	¥ 380,138,767
Cost of revenues	115,167,091	15,938,317	203,767,419
Gross profit (loss)	(62,898,375)	(8,704,694)	176,371,348
Operating expenses:
Selling and marketing expenses	9,501,537	1,314,946	10,165,237
General and administrative expenses	31,041,335	4,295,903	16,885,396
Research and development expenses	32,953,337	4,560,511	41,692,574
Total operating expenses	73,496,209	10,171,360	68,743,207
Profit (loss) from operations	(136,394,584)	(18,876,054)	107,628,141
Other expenses (income):
Finance expense (income)	1,600,591	221,511	(636,158)
Interest income	(335,986)	(46,498)	(1,860,642)
Other income	(3,339,708)	(462,192)	(1,268,583)
Total other income	(2,075,103)	(287,179)	(3,765,383)
Income (loss) before income tax provision	(134,319,481)	(18,588,875)	111,393,524
Income tax provision
Net income (loss)	(134,319,481)	(18,588,875)	111,393,524
Comprehensive income (loss):
Net income (loss)	(134,319,481)	(18,588,875)	111,393,524
Other comprehensive income:
Foreign currency translation adjustment	1,771,255	245,129	1,336,892
Total comprehensive income (loss)	¥ (132,548,226)	$ (18,343,746)	¥ 112,730,416
Net income (loss) per ordinary share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.2)	$ (0.17)	¥ 1.07
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.2)	$ (0.17)	¥ 1.07
Weighted average number of shares used in per share calculation:
Basic (in Shares)	111,496,668	111,496,668	103,790,000
Diluted (in Shares)	111,496,668	111,496,668	103,902,581